Investments in Associates - Summarized Financial Information of Associate, Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current Assets	$ 53,778	$ 32,727
Total assets	1,931,426	1,974,777
Total Liabilities	477,445	533,372
Carrying amount of investment in associate	57,559	27,265	$ 84,589
Sandbox Royalties Corp.
Disclosure of associates [line items]
Current Assets	11,349	6,615
Non-current Assets	147,256	71,993
Total assets	158,605	78,608
Current Liabilities	414	86
Non-current Liabilities	44,790	15,975
Total Liabilities	45,204	16,061
Net Assets	113,401	62,547
Company’s share of net assets of associate	38,556	12,600
Adjustments to Sandstorm’s share of net assets	8,741	5,678
Carrying amount of investment in associate	47,297	18,278	0
Horizon Copper Corp.
Disclosure of associates [line items]
Current Assets	20,750	41,360
Non-current Assets	499,495	259,523
Total assets	520,245	300,883
Current Liabilities	10,401	141
Non-current Liabilities	504,465	271,163
Total Liabilities	514,866	271,304
Net Assets	5,379	29,579
Company’s share of net assets of associate	1,829	10,057
Adjustments to Sandstorm’s share of net assets	8,433	(1,070)
Carrying amount of investment in associate	$ 10,262	$ 8,987	$ 0